Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) ($'s in 000's)	Adjusted FFO per Diluted Share(4)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$7,264,099	$5,405,767	$2,538,957	$1,899,090	$68.29	$91.12	$19,874	$1.54
2022	$7,308,838	$1,976,867	$2,555,907	$831,879	$64.02	$74.18	$57,630	$1.54
2021	$6,953,315	$8,830,606	$2,394,401	$2,938,620	$87.38	$79.36	$(146,615)	$0.28
2020	$5,947,548	$3,714,941	$2,043,773	$1,361,442	$73.34	$66.77	$(166,886)	$(0.82)

Company Selected Measure Name	(4)Adjusted FFO per Diluted Share
Named Executive Officers, Footnote

Year	PEO	Non-PEO NEOs
2023	Marcel Verbaas	Barry A.N. Bloom, Atish Shah, Taylor C. Kessel and Joseph T. Johnson
2022	Marcel Verbaas	Barry A.N. Bloom, Atish Shah, Taylor C. Kessel and Joseph T. Johnson
2021	Marcel Verbaas	Barry A.N. Bloom, Atish Shah, Taylor C. Kessel and Joseph T. Johnson
2020	Marcel Verbaas	Barry A.N. Bloom, Atish Shah, Taylor C. Kessel, Joseph T. Johnson and Philip A. Wade

Peer Group Issuers, Footnote	For the relevant fiscal year, represents the cumulative TSR (the "Peer Group TSR") of the Dow Jones U.S. Hotel and Lodging REIT Index.
PEO Total Compensation Amount	$ 7,264,099	$ 7,308,838	$ 6,953,315	$ 5,947,548
PEO Actually Paid Compensation Amount	$ 5,405,767	1,976,867	8,830,606	3,714,941
Adjustment To PEO Compensation, Footnote	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:
Compensation actually paid to our named executive officers represents the "Total" compensation reported in the "Summary Compensation Table" for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022		2023
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total Compensation	$5,947,548	$2,043,773	$6,953,315	$2,394,401	$7,308,838	$2,555,907	$7,264,099	$2,538,957
Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation for Applicable FY	$(4,487,670)	$(1,108,745)	$(4,113,026)	$(1,336,742)	$(4,139,148)	$(1,374,337)	$(4,632,679)	$(1,460,303)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$5,813,954	$1,434,521	$3,861,825	$1,255,101	$2,157,125	$716,240	$3,754,048	$1,183,343
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$—	$73,999	$—	$—	$—	$—	$—	$—
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(1,914,468)	$(738,605)	$1,139,787	$324,636	$(1,436,635)	$(436,744)	$(744,179)	$(242,127)
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(1,918,025)	$(436,940)	$988,705	$301,224	$(2,005,634)	$(650,494)	$(635,848)	$(211,161)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$273,602	$93,439	$—	$—	$92,321	$21,307	$400,326	$90,381
Compensation Actually Paid	$3,714,941	$1,361,442	$8,830,606	$2,938,620	$1,976,867	$831,879	$5,405,767	$1,899,090

Non-PEO NEO Average Total Compensation Amount	$ 2,538,957	2,555,907	2,394,401	2,043,773
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,899,090	831,879	2,938,620	1,361,442
Adjustment to Non-PEO NEO Compensation Footnote	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining named executive officers for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:
Compensation actually paid to our named executive officers represents the "Total" compensation reported in the "Summary Compensation Table" for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022		2023
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total Compensation	$5,947,548	$2,043,773	$6,953,315	$2,394,401	$7,308,838	$2,555,907	$7,264,099	$2,538,957
Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation for Applicable FY	$(4,487,670)	$(1,108,745)	$(4,113,026)	$(1,336,742)	$(4,139,148)	$(1,374,337)	$(4,632,679)	$(1,460,303)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$5,813,954	$1,434,521	$3,861,825	$1,255,101	$2,157,125	$716,240	$3,754,048	$1,183,343
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$—	$73,999	$—	$—	$—	$—	$—	$—
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$(1,914,468)	$(738,605)	$1,139,787	$324,636	$(1,436,635)	$(436,744)	$(744,179)	$(242,127)
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$(1,918,025)	$(436,940)	$988,705	$301,224	$(2,005,634)	$(650,494)	$(635,848)	$(211,161)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$273,602	$93,439	$—	$—	$92,321	$21,307	$400,326	$90,381
Compensation Actually Paid	$3,714,941	$1,361,442	$8,830,606	$2,938,620	$1,976,867	$831,879	$5,405,767	$1,899,090

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	*The Company does not currently utilize net income as a metric in any of its incentive programs.
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 68.29	64.02	87.38	73.34
Peer Group Total Shareholder Return Amount	91.12	74.18	79.36	66.77
Net Income (Loss)	$ 19,874,000	$ 57,630,000	$ (146,615,000)	$ (166,886,000)
Company Selected Measure Amount | $ / shares	1.54	1.54	0.28	(0.82)
PEO Name	Marcel Verbaas	Marcel Verbaas	Marcel Verbaas	Marcel Verbaas
Additional 402(v) Disclosure	Fair value or change in fair value, as applicable, of equity awards in the "Compensation Actually Paid" columns was determined by reference to (i) for solely service-vesting awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); and (ii) for market-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s), which utilizes multiple input variables, including expected volatility of our stock price and other assumptions appropriate for determining fair value, to estimate the probability of satisfying the performance objective established for the award, including the expected volatility of our stock price relative to the applicable comparative index and a risk-free interest rate derived from linear interpolation of the term structure of Treasury Constant Maturities yield rates for the applicable period. For additional information on the assumptions used to calculate the valuation of the awards, see the Note 12 to consolidated financial statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023 and prior fiscal years.
Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted FFO per Diluted Share
Non-GAAP Measure Description	Adjusted FFO per Diluted Share is a non-GAAP measure. We calculate FFO in accordance with standards established by Nareit, as amended in the 2018 Restatement White Paper, which defines FFO as net income or loss (calculated in accordance with GAAP), excluding real estate-related depreciation, amortization and impairments, gains (losses) from sales of real estate, the cumulative effect of changes in accounting principles, similar adjustments for unconsolidated partnerships and consolidated variable interest entities, and items classified by GAAP as extraordinary. We further adjust FFO for certain additional items that are not in Nareit’s definition of FFO such as terminated transaction and pre-opening expenses, amortization of debt origination costs and share-based compensation, non-cash ground rent and straight-line rent expense, operating results from properties that are sold and other items we believe do not represent recurring operations. Adjusted FFO per Diluted Share represents Adjusted FFO divided by our weighted-average number of shares of common stock outstanding plus the weighted-average vested Operating Partnership units for the respective periods as presented in our press release for the quarters and years ended December 31, 2023, 2022 and 2021, furnished on Form 8-K, dated February 27, 2024, March 1, 2023 and March 1, 2022, respectively.
Measure:: 4
Pay vs Performance Disclosure
Name	Hotel EBITDA Margin
Measure:: 5
Pay vs Performance Disclosure
Name	RevPAR
PEO | Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,632,679)	$ (4,139,148)	$ (4,113,026)	$ (4,487,670)
PEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,754,048	2,157,125	3,861,825	5,813,954
PEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(744,179)	(1,436,635)	1,139,787	(1,914,468)
PEO | Increase/deduction, Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(635,848)	(2,005,634)	988,705	(1,918,025)
PEO | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	400,326	92,321	0	273,602
Non-PEO NEO | Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,460,303)	(1,374,337)	(1,336,742)	(1,108,745)
Non-PEO NEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,183,343	716,240	1,255,101	1,434,521
Non-PEO NEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	73,999
Non-PEO NEO | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(242,127)	(436,744)	324,636	(738,605)
Non-PEO NEO | Increase/deduction, Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(211,161)	(650,494)	301,224	(436,940)
Non-PEO NEO | Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 90,381	$ 21,307	$ 0	$ 93,439